Annual Total Returns - FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO - FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO - Fidelity Sustainable Intermediate Municipal Income Fund
Mar. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Apr. 13, 2022
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A
Bar Chart Table:
Annual Return 2023	5.99%